JPMorgan U.S. Large Cap Value Plus ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. Large Cap Value Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Long Positions — 130.5%
Common Stocks — 128.5%
Aerospace & Defense — 0.3%
Textron, Inc.	805	68,634
Banks — 7.7%
Bank of America Corp. (a)	10,866	673,149
Citigroup, Inc.	1,422	188,344
Fifth Third Bancorp (a)	7,186	406,009
Truist Financial Corp.	2,403	124,571
Wells Fargo & Co. (a)	6,395	552,848
		1,944,921
Biotechnology — 1.9%
AbbVie, Inc.	1,244	312,169
Biogen, Inc. *	560	113,652
Insmed, Inc. *	603	59,456
		485,277
Broadline Retail — 8.8%
Amazon.com, Inc. * (a)	8,168	2,218,266
Capital Markets — 1.4%
Charles Schwab Corp. (The) (a)	3,443	362,341
Chemicals — 4.6%
Air Products and Chemicals, Inc.	543	160,125
Albemarle Corp.	3,825	449,973
Chemours Co. (The)	25,571	424,734
Dow, Inc.	2,279	69,031
LyondellBasell Industries NV, Class A	770	47,802
		1,151,665
Construction Materials — 0.5%
Amrize Ltd.	2,842	139,002
Consumer Finance — 2.4%
American Express Co.	663	222,934
Capital One Financial Corp. (a)	1,833	383,115
		606,049
Consumer Staples Distribution & Retail — 2.0%
BJ's Wholesale Club Holdings, Inc. *	2,015	197,027
Performance Food Group Co. *	2,785	318,576
		515,603
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	21,149	491,714
Electric Utilities — 2.7%
NextEra Energy, Inc.	3,296	286,488
PG&E Corp.	4,304	74,804
Southern Co. (The) (a)	3,391	320,585
		681,877

JPMorgan U.S. Large Cap Value Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Long Positions — continued
Common Stocks — continued
Electrical Equipment — 0.8%
Emerson Electric Co.	1,360	203,755
Electronic Equipment, Instruments & Components — 1.3%
CDW Corp.	615	90,903
TD SYNNEX Corp.	927	237,034
		327,937
Entertainment — 1.8%
Walt Disney Co. (The) (a)	4,639	446,226
Financial Services — 6.4%
Berkshire Hathaway, Inc., Class B * (a)	1,294	661,933
Corpay, Inc. *	974	372,175
Fidelity National Information Services, Inc.	5,772	258,412
Klarna Group plc (United Kingdom) *	5,018	95,041
Toast, Inc., Class A *	4,736	152,831
WEX, Inc. *	418	78,149
		1,618,541
Food Products — 1.6%
Mondelez International, Inc., Class A	6,443	401,463
Health Care Equipment & Supplies — 4.6%
Becton Dickinson & Co.	511	84,632
Boston Scientific Corp. *	5,929	277,062
GE HealthCare Technologies, Inc.	6,181	420,432
Medtronic plc	1,500	128,085
Stryker Corp.	760	247,532
		1,157,743
Health Care Providers & Services — 6.6%
Cencora, Inc.	951	296,084
Cigna Group (The)	627	174,964
Elevance Health, Inc.	502	188,672
HCA Healthcare, Inc.	488	196,464
Labcorp Holdings, Inc.	690	213,348
Molina Healthcare, Inc. *	390	76,292
UnitedHealth Group, Inc.	1,253	519,243
		1,665,067
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	1,051	54,074
Hotels, Restaurants & Leisure — 3.0%
Arcos Dorados Holdings, Inc., Class A (Brazil)	8,773	71,675
Booking Holdings, Inc.	2,825	544,943
Carnival Corp. Ltd.	4,698	130,651
		747,269

JPMorgan U.S. Large Cap Value Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Long Positions — continued
Common Stocks — continued
Insurance — 2.9%
Arthur J Gallagher & Co. (a)	1,595	397,825
Progressive Corp. (The)	1,574	332,775
		730,600
Interactive Media & Services — 3.5%
Meta Platforms, Inc., Class A (a)	1,570	874,035
IT Services — 1.9%
Accenture plc, Class A	1,451	240,750
Cognizant Technology Solutions Corp., Class A	4,352	240,883
		481,633
Life Sciences Tools & Services — 2.8%
Danaher Corp. (a)	1,912	372,802
IQVIA Holdings, Inc. * (a)	1,412	331,848
		704,650
Machinery — 6.5%
Dover Corp.	1,464	299,564
Flowserve Corp.	4,476	340,131
Gates Industrial Corp. Ltd. *	16,721	467,853
Ingersoll Rand, Inc.	3,315	276,405
Timken Co. (The)	1,820	250,341
		1,634,294
Media — 1.4%
Fox Corp., Class A	2,030	118,207
Nexstar Media Group, Inc.	1,196	227,874
		346,081
Metals & Mining — 0.9%
Freeport-McMoRan, Inc.	3,609	226,032
Multi-Utilities — 0.3%
Sempra	905	80,138
Office REITs — 0.3%
Vornado Realty Trust	2,052	80,828
Oil, Gas & Consumable Fuels — 5.7%
ConocoPhillips	2,031	244,695
EQT Corp. (a)	6,320	336,793
ExxonMobil Holdings Corp. * (a)	2,385	370,724
Range Resources Corp.	6,826	273,996
Valero Energy Corp.	658	205,888
		1,432,096
Passenger Airlines — 1.8%
Southwest Airlines Co.	9,901	445,248
Personal Care Products — 0.9%
elf Beauty, Inc. *	2,864	237,397

JPMorgan U.S. Large Cap Value Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Long Positions — continued
Common Stocks — continued
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	2,795	182,541
Johnson & Johnson	533	136,635
		319,176
Professional Services — 1.3%
Booz Allen Hamilton Holding Corp., Class A	3,479	242,556
Paychex, Inc.	674	78,750
		321,306
Real Estate Management & Development — 0.6%
CoStar Group, Inc. *	5,612	161,401
Residential REITs — 4.0%
AvalonBay Communities, Inc.	3,280	608,801
Essex Property Trust, Inc.	645	183,270
Mid-America Apartment Communities, Inc.	1,024	135,516
UDR, Inc.	2,477	94,523
		1,022,110
Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	334	122,715
Intel Corp. *	1,344	121,229
NVIDIA Corp.	502	100,776
NXP Semiconductors NV (Netherlands) (a)	1,612	369,406
QUALCOMM, Inc.	1,833	270,569
		984,695
Software — 13.8%
Guidewire Software, Inc. *	930	141,304
HubSpot, Inc. * (a)	2,409	571,800
Intuit, Inc.	709	224,094
Microsoft Corp. (a)	2,726	1,266,827
PTC, Inc. *	371	50,901
Roper Technologies, Inc.	820	321,415
ServiceNow, Inc. * (a)	6,237	693,742
Workday, Inc., Class A *	1,419	227,523
		3,497,606
Specialized REITs — 0.4%
American Tower Corp.	599	103,843
Specialty Retail — 3.4%
AutoZone, Inc. *	170	512,763
Gap, Inc. (The)	2,656	53,359
Tractor Supply Co.	9,830	302,469
		868,591
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc. (a)	3,516	1,086,128

JPMorgan U.S. Large Cap Value Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Long Positions — continued
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Hewlett Packard Enterprise Co.	4,376	209,610
Western Digital Corp.	204	111,147
		1,406,885
Textiles, Apparel & Luxury Goods — 1.5%
Kontoor Brands, Inc.	4,647	389,140
Trading Companies & Distributors — 3.3%
AerCap Holdings NV (Ireland)	2,522	380,570
EquipmentShare.com, Inc., Class A *	4,436	83,175
United Rentals, Inc.	347	374,503
		838,248
Total Common Stocks (Cost $32,290,217)		32,473,457
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (b) (c)(Cost $497,077)	497,028	497,077
Total Long Positions (Cost $32,787,294)		32,970,534
Short Positions — (29.3)%
Common Stocks — (29.3)%
Aerospace & Defense — (0.3)%
Carpenter Technology Corp.	(121)	(62,879)
Automobiles — (3.3)%
Harley-Davidson, Inc.	(10,521)	(258,185)
Rivian Automotive, Inc., Class A *	(12,028)	(183,066)
Tesla, Inc. *	(1,298)	(403,951)
		(845,202)
Beverages — (1.3)%
Molson Coors Beverage Co., Class B	(1,249)	(51,908)
Monster Beverage Corp. *	(2,820)	(271,792)
		(323,700)
Broadline Retail — (0.8)%
Etsy, Inc. *	(1,122)	(91,645)
Macy's, Inc.	(4,254)	(105,584)
		(197,229)
Building Products — (0.0)% ^
A O Smith Corp.	(190)	(11,425)
Capital Markets — (1.0)%
Coinbase Global, Inc., Class A *	(920)	(134,559)
Robinhood Markets, Inc., Class A *	(1,392)	(120,492)
		(255,051)

JPMorgan U.S. Large Cap Value Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short Positions — continued
Common Stocks — continued
Chemicals — (0.6)%
Corteva, Inc.	(820)	(64,542)
Ecolab, Inc.	(281)	(78,014)
(142,556)
Consumer Finance — (0.4)%
SoFi Technologies, Inc. *	(5,756)	(93,880)
Consumer Staples Distribution & Retail — (0.9)%
Dollar Tree, Inc. *	(1,872)	(238,137)
Distributors — (0.4)%
Genuine Parts Co.	(821)	(102,108)
Diversified Telecommunication Services — (2.7)%
AST SpaceMobile, Inc. *	(5,187)	(305,929)
Space Exploration Technologies Corp., Class A *	(3,415)	(370,084)
(676,013)
Electrical Equipment — (0.6)%
Sensata Technologies Holding plc	(3,418)	(158,219)
Financial Services — (1.1)%
Sezzle, Inc. *	(1,439)	(222,685)
Western Union Co. (The)	(8,211)	(52,222)
(274,907)
Food Products — (0.3)%
General Mills, Inc.	(2,081)	(74,396)
Health Care REITs — (0.2)%
Welltower, Inc.	(260)	(60,954)
Hotels, Restaurants & Leisure — (0.5)%
Vail Resorts, Inc.	(919)	(137,280)
Industrial Conglomerates — (0.6)%
3M Co.	(877)	(154,598)
Insurance — (0.5)%
Allstate Corp. (The)	(509)	(134,417)
IT Services — (1.2)%
International Business Machines Corp.	(1,365)	(305,282)
Machinery — (1.8)%
Caterpillar, Inc.	(285)	(232,221)
Deere & Co.	(354)	(209,805)
(442,026)
Metals & Mining — (0.9)%
Agnico Eagle Mines Ltd. (Canada)	(390)	(56,655)
Kinross Gold Corp. (Canada)	(2,603)	(60,129)
Lithium Americas Corp. (Canada) *	(34,656)	(99,463)
(216,247)

JPMorgan U.S. Large Cap Value Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short Positions — continued
Common Stocks — continued
Semiconductors & Semiconductor Equipment — (0.7)%
ARM Holdings plc *	(772)	(185,041)
Software — (2.5)%
C3.ai, Inc., Class A *	(20,653)	(189,594)
Pegasystems, Inc.	(3,443)	(105,184)
UiPath, Inc., Class A *	(26,088)	(332,883)
(627,661)
Specialty Retail — (4.0)%
Best Buy Co., Inc.	(697)	(60,123)
CarMax, Inc. *	(7,125)	(407,978)
Carvana Co., Class A *	(6,249)	(389,688)
Stitch Fix, Inc., Class A *	(35,663)	(143,365)
(1,001,154)
Technology Hardware, Storage & Peripherals — (0.4)%
Sandisk Corp. *	(81)	(98,401)
Textiles, Apparel & Luxury Goods — (1.4)%
Canada Goose Holdings, Inc. (Canada) *	(11,705)	(104,526)
On Holding AG (Switzerland), Class A *	(6,580)	(238,459)
(342,985)
Tobacco — (0.9)%
Altria Group, Inc.	(3,414)	(233,279)
Total Common Stocks (Proceeds $(7,484,738))		(7,395,027)
Total Short Positions (Proceeds $(7,484,738))		(7,395,027)
Total Investments — 101.2% (Cost $25,302,556)		25,575,507
Liabilities in Excess of Other Assets — (1.2)%		(302,738)
Net Assets — 100.0%		25,272,769

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $10,715,611.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.

JPMorgan U.S. Large Cap Value Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$32,970,534	$—	$—	$32,970,534
Total Liabilities for Securities Sold Short (a)	$(7,395,027)	$—	$—	$(7,395,027)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Large Cap Value Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at July 30, 2026(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (b) (c)	$—	$497,077	$—	$—	$—	$497,077	497,028	$51	$—

(a)	Commencement of operations was July 30, 2026.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.